Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash Flows from Operating Activities
Net income (loss)	$ 1,812	$ (3,921)	$ 3	$ (5,749)	$ (2,321)
Adjustments to the profit or loss items:
Depreciation and impairment	3,204	3,061	6,327	6,088	12,155
Financial expenses (income), net	726	1,618	2,811	3,651	6,791
Cost of share-based payment	214	376	629	569	1,153
Taxes on income	93	9	106	50	62
Loss (gain) from sale of property and equipment			(5)
Change in employee benefit liabilities, net	(32)	(84)	(40)	(96)	(111)
Adjustments to the profit or loss items	4,205	4,980	9,828	10,262	20,050
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	(3,610)	3,610	2,696	17,102	7,603
Decrease (increase) in other accounts receivables	177	1,484	1,539	2,073	(578)
Decrease (increase) in inventories	(482)	241	(11,452)	2,903	(1,361)
Decrease (increase) in deferred expenses	(512)	(374)	3,042	(484)	(1,340)
Increase (decrease) in trade payables	1,276	5,806	(5,436)	(7,843)	7,055
Increase (decrease) in other accounts payables	(170)	(745)	(408)	(1,517)	290
Decrease in deferred revenues	(381)		3		(20)
Total Changes in asset and liability	(3,702)	10,022	(10,016)	12,234	11,649
Cash received (paid) during the period for:
Interest paid	(403)	(186)	(744)	(380)	(853)
Interest received	0	1	25	3	97
Taxes paid	(94)	(9)	(112)	(18)	(36)
Cash received (paid) during the year	(497)	(194)	(831)	(395)	(792)
Net cash provided by (used in) operating activities	1,818	10,887	(1,016)	16,352	28,586
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(1,048)	(678)	(2,147)	(1,191)	(3,784)
Proceeds from sale of property and equipment			6
Business combination
Net cash provided by (used in) investing activities	(1,048)	(678)	(2,141)	(1,191)	(3,784)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	2	3	3	6	9
Receipt of long-term loans
Repayment of lease liabilities	(246)	(278)	(517)	(573)	(1,098)
Repayment of long-term loans	(1,111)	(385)	(2,222)	(401)	(2,628)
Repayment of other long-term liabilities	(4,500)	(1,743)	(6,000)	(3,243)	(5,626)
Net cash provided by (used in) financing activities	(5,855)	(2,403)	(8,736)	(4,211)	(9,343)
Exchange differences on balances of cash and cash equivalent	(248)	160	(577)	396	212
Increase (decrease) in cash and cash equivalents	(5,333)	7,966	(12,470)	11,346	15,671
Cash and cash equivalents at the beginning of the period	27,121	21,967	34,258	18,587	18,587
Cash and cash equivalents at the end of the period	21,788	29,933	21,788	29,933	34,258
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	5	121	3,585	296	551
Purchase of property and equipment and Intangible assets	$ 840	$ 775	$ 840	$ 775	$ 618